Notes Related to the Consolidated Statements of Financial Position - Summary of Reimbursable Advances (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
At the beginning of the period	€ 2,019	€ 2,843
At the end of the period	1,421	2,019	€ 2,843
Long term conditional advances [member]
Disclosure Of Financial Liabilities [Line Items]
At the beginning of the period	1,181	1,181	1,181
Interests	140	0	0
At the end of the period	€ 1,321	€ 1,181	€ 1,181